ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Organization Nature Of Business And Going Concern Details 1
Number of 10% clients	2	2
Percentage of total revenue	52.49%	87.21%
Percentage of total AR	26.09%	46.97%